Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2023

	Shares/ Principal	Fair Value
Common Stocks - 62.9%
Aerospace & Defense - 1.6%
Boeing Co. (The) *	5,205	$1,105,698
General Dynamics Corp.	5,559	1,268,619
Lockheed Martin Corp.	3,074	1,453,172
Raytheon Technologies Corp.	18,390	1,800,933
		5,628,422
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	6,971	692,708
FedEx Corp.	1,399	319,658
		1,012,366
Automobiles - 0.4%
Ford Motor Co.	24,398	307,415
Tesla, Inc. *	5,133	1,064,892
		1,372,307
Banks - 0.4%
JPMorgan Chase & Co.	10,618	1,383,632

Beverages - 1.3%
Constellation Brands, Inc., Class A	9,377	2,118,170
Monster Beverage Corp. *	46,160	2,493,102
		4,611,272
Biotechnology - 1.1%
Alnylam Pharmaceuticals, Inc. *	799	160,056
Apellis Pharmaceuticals, Inc. *	732	48,283
Ascendis Pharma A/S, ADR *	1,026	110,008
Biogen, Inc. *	1,613	448,462
Celldex Therapeutics, Inc. *	2,341	84,229
Cytokinetics, Inc. *	7,225	254,248
Genmab A/S, ADR *	3,693	139,448
Immunocore Holdings PLC, ADR *	1,409	69,661
Incyte Corp. *	1,190	86,001
Karuna Therapeutics, Inc. *	1,882	341,846
Moderna, Inc. *	1,150	176,617
Prothena Corp. PLC *	1,167	56,564
PTC Therapeutics, Inc. *	1,363	66,024
Regeneron Pharmaceuticals, Inc. *	788	647,476
REVOLUTION Medicines, Inc. *	3,349	72,539
Roivant Sciences Ltd. *	6,900	50,922
Sarepta Therapeutics, Inc. *	631	86,971
Seagen, Inc. *	383	77,546
Syndax Pharmaceuticals, Inc. *	2,447	51,681
United Therapeutics Corp. *	445	99,662
Vaxcyte, Inc. *	1,438	53,896
Vertex Pharmaceuticals, Inc. *	2,356	742,305
		3,924,445
Broadline Retail - 2.9%
Amazon.com, Inc. *	82,844	8,556,957
Etsy, Inc. *	15,327	1,706,355
		10,263,312
Building Products - 0.6%
AZEK Co., Inc. (The) *	11,744	276,454
Builders FirstSource, Inc. *	8,914	791,385

	Shares/ Principal	Fair Value

Building Products (continued)
Fortune Brands Innovations, Inc.	6,983	$410,111
Johnson Controls International PLC	8,928	537,644
Masterbrand, Inc. *	3,631	29,193
Zurn Elkay Water Solutions Corp.	11,555	246,815
		2,291,602
Capital Markets - 2.9%
Ares Management Corp., Class A	33,043	2,757,108
Goldman Sachs Group, Inc. (The)	4,882	1,596,951
Morgan Stanley	37,002	3,248,775
MSCI, Inc.	2,904	1,625,340
Tradeweb Markets, Inc., Class A	15,895	1,256,023
		10,484,197
Chemicals - 1.8%
Cabot Corp.	11,870	909,717
Celanese Corp.	6,269	682,631
FMC Corp.	9,920	1,211,530
Ingevity Corp. *	5,953	425,758
Linde PLC	5,354	1,903,026
Livent Corp. *	11,089	240,853
PPG Industries, Inc.	8,315	1,110,718
		6,484,233
Commercial Services & Supplies - 0.3%
Aurora Innovation, Inc. *	47,857	66,521
Clean Harbors, Inc. *	3,316	472,729
Waste Connections, Inc.	4,877	678,245
		1,217,495
Communications Equipment - 0.3%
Arista Networks, Inc. *	5,837	979,799

Construction & Engineering - 0.2%
Fluor Corp. *	15,373	475,179
MasTec, Inc. *	2,611	246,583
		721,762
Consumer Finance - 0.6%
American Express Co.	13,293	2,192,680

Consumer Staples Distribution & Retail - 1.9%
Performance Food Group Co. *	89,611	5,407,128
Sysco Corp.	17,066	1,318,007
		6,725,135
Containers & Packaging - 0.1%
Ball Corp.	5,338	294,177

Diversified Telecommunication Services - 0.5%
AT&T, Inc.	91,444	1,760,297

Electric Utilities - 1.9%
Edison International	16,873	1,191,065
Exelon Corp.	30,476	1,276,640
NextEra Energy, Inc.	17,040	1,313,443
PG&E Corp. *	97,015	1,568,732

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Electric Utilities (continued)
Southern Co. (The)	18,110	$1,260,094
		6,609,974
Electrical Equipment - 0.2%
AMETEK, Inc.	3,344	485,984
Emerson Electric Co.	2,001	174,367
		660,351
Energy Equipment & Services - 0.3%
Schlumberger NV	22,931	1,125,912

Entertainment - 1.0%
Activision Blizzard, Inc.	10,343	885,257
Spotify Technology SA *	5,066	676,919
Walt Disney Co. (The) *	20,984	2,101,128
		3,663,304
Financial Services - 1.7%
Block, Inc. *	15,593	1,070,459
Equitable Holdings, Inc.	16,200	411,318
FleetCor Technologies, Inc. *	2,632	554,957
Global Payments, Inc.	9,533	1,003,253
PayPal Holdings, Inc. *	10,082	765,627
Visa, Inc., Class A	5,795	1,306,541
WEX, Inc. *	4,604	846,630
		5,958,785
Food Products - 0.6%
Hershey Co. (The)	9,083	2,310,806

Gas Utilities - 0.3%
Atmos Energy Corp.	8,733	981,240

Ground Transportation - 0.2%
Knight-Swift Transportation Holdings, Inc.	14,699	831,669

Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	12,990	1,315,367
Boston Scientific Corp. *	26,117	1,306,634
Dexcom, Inc. *	6,077	706,026
Edwards Lifesciences Corp. *	12,554	1,038,592
Insulet Corp. *	1,779	567,430
Stryker Corp.	4,834	1,379,962
		6,314,011
Health Care Providers & Services - 2.6%
agilon health, Inc. *	24,950	592,563
AmerisourceBergen Corp.	6,839	1,094,992
Centene Corp. *	20,143	1,273,239
Elevance Health, Inc.	2,662	1,224,014
HCA Healthcare, Inc.	4,224	1,113,784
Humana, Inc.	2,608	1,266,080
Laboratory Corp. of America Holdings	1,454	333,577
Molina Healthcare, Inc. *	3,057	817,717
UnitedHealth Group, Inc.	3,453	1,631,853
		9,347,819

	Shares/ Principal	Fair Value

Health Care REITs - 0.3%
Welltower, Inc.	13,321	$954,983

Hotel & Resort REITs - 0.3%
Ryman Hospitality Properties, Inc.	11,140	999,592

Hotels, Restaurants & Leisure - 1.0%
Airbnb, Inc., Class A *	14,188	1,764,987
Hyatt Hotels Corp., Class A *	10,412	1,163,957
MGM Resorts International	17,318	769,266
		3,698,210
Household Durables - 0.2%
DR Horton, Inc.	3,133	306,063
Lennar Corp., Class A	4,266	448,399
		754,462
Industrial Conglomerates - 0.2%
Honeywell International, Inc.	4,030	770,214

Industrial REITs - 0.3%
Rexford Industrial Realty, Inc.	16,079	959,112

Insurance - 1.9%
American International Group, Inc.	11,532	580,752
Arch Capital Group Ltd. *	13,366	907,150
Assured Guaranty Ltd.	10,654	535,577
Chubb Ltd.	5,398	1,048,184
Marsh & McLennan Cos., Inc.	8,819	1,468,804
MetLife, Inc.	12,761	739,372
Progressive Corp. (The)	5,237	749,205
Trupanion, Inc. *	16,031	687,570
		6,716,614
Interactive Media & Services - 5.2%
Alphabet, Inc., Class A *	93,656	9,714,937
Bumble, Inc., Class A *	38,386	750,446
Cargurus, Inc. *	52,712	984,660
Meta Platforms, Inc., Class A *	33,637	7,129,026
		18,579,069
IT Services - 1.1%
GoDaddy, Inc., Class A *	14,744	1,145,904
Okta, Inc. *	1,847	159,285
Snowflake, Inc., Class A *	1,320	203,663
VeriSign, Inc. *	10,561	2,231,856
		3,740,708
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	8,776	1,214,072
Danaher Corp.	8,482	2,137,803
ICON PLC *	2,943	628,595
Illumina, Inc. *	3,348	778,578
		4,759,048
Machinery - 0.9%
Caterpillar, Inc.	2,170	496,583
Flowserve Corp.	15,445	525,130
Fortive Corp.	6,741	459,534
Ingersoll Rand, Inc.	3,857	224,400

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Machinery (continued)
Kennametal, Inc.	7,043	$194,246
Middleby Corp. (The) *	3,635	532,928
Westinghouse Air Brake Technologies Corp.	8,722	881,445
		3,314,266
Media - 0.6%
New York Times Co. (The), Class A	16,327	634,794
Omnicom Group, Inc.	14,592	1,376,609
		2,011,403
Oil, Gas & Consumable Fuels - 3.0%
BP PLC, ADR	88,708	3,365,581
ConocoPhillips	20,880	2,071,505
Diamondback Energy, Inc.	2,733	369,420
EOG Resources, Inc.	5,763	660,613
Marathon Petroleum Corp.	9,521	1,283,716
Shell PLC, ADR	49,774	2,863,996
		10,614,831
Passenger Airlines - 0.2%
Delta Air Lines, Inc. *	3,154	110,138
JetBlue Airways Corp. *	30,805	224,260
Southwest Airlines Co.	6,440	209,558
		543,956
Personal Care Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	4,954	1,220,963

Pharmaceuticals - 3.6%
Aclaris Therapeutics, Inc. *	4,994	40,401
AstraZeneca PLC, ADR	22,772	1,580,605
Elanco Animal Health, Inc. *	23,043	216,604
Eli Lilly and Co.	10,283	3,531,388
GSK PLC, ADR	16,036	570,561
Intra-Cellular Therapies, Inc. *	3,867	209,398
Merck & Co., Inc.	24,238	2,578,681
Novartis AG, ADR	9,169	843,548
Pfizer, Inc.	59,003	2,407,322
Zoetis, Inc.	4,780	795,583
		12,774,091
Professional Services - 0.4%
Genpact Ltd.	11,066	511,470
Science Applications International Corp.	4,556	489,588
TriNet Group, Inc. *	4,736	381,769
		1,382,827
Residential REITs - 0.3%
Sun Communities, Inc.	6,467	911,071

Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. *	26,700	2,616,867
KLA Corp.	3,217	1,284,130
Marvell Technology, Inc.	8,270	358,091
Micron Technology, Inc.	12,191	735,605

	Shares/ Principal	Fair Value

Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	5,871	$1,630,787
ON Semiconductor Corp. *	14,862	1,223,440
Teradyne, Inc.	11,241	1,208,520
Texas Instruments, Inc.	15,616	2,904,732
		11,962,172
Software - 6.0%
Bentley Systems, Inc., Class B	2,352	101,112
Ceridian HCM Holding, Inc. *	13,646	999,160
Guidewire Software, Inc. *	3,623	297,267
HashiCorp, Inc., Class A *	10,644	311,763
HubSpot, Inc. *	681	291,979
Microsoft Corp.	52,871	15,242,709
Palo Alto Networks, Inc. *	2,389	477,179
Qualtrics International, Inc., Class A *	8,837	157,564
Salesforce, Inc. *	8,310	1,660,172
SentinelOne, Inc., Class A *	7,207	117,906
ServiceNow, Inc. *	2,451	1,139,029
Workday, Inc., Class A *	2,890	596,901
		21,392,741
Specialty Retail - 1.0%
Foot Locker, Inc.	12,658	502,396
TJX Cos., Inc. (The)	39,798	3,118,571
		3,620,967
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	35,148	5,795,905

Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	17,818	2,185,200

Tobacco - 0.8%
Philip Morris International, Inc.	29,975	2,915,069

Trading Companies & Distributors - 0.1%
United Rentals, Inc.	71	28,099
WESCO International, Inc.	2,186	337,824
		365,923
Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc. *	11,196	1,621,629

Total Common Stocks
(Cost - $154,753,942)		223,716,030

U.S. Treasury Securities and Agency Bonds - 10.8%
U.S. Treasury Bond
3.25%, 5/15/42	$45,000	41,455
3.38%, 8/15/42	2,908,900	2,727,548
4.00%, 11/15/42	1,148,300	1,177,725
3.88%, 2/15/43	355,000	357,552
3.00%, 11/15/44	610,000	530,843
2.50%, 2/15/45	2,620,000	2,085,663
2.88%, 8/15/45	545,000	463,229

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value
U.S. Treasury Securities and Agency Bonds (continued)
2.50%, 5/15/46	$805,000	$637,271
3.00%, 5/15/47	470,000	407,707
2.75%, 8/15/47	320,000	265,100
2.88%, 5/15/52	2,510,200	2,137,886
4.00%, 11/15/52	2,291,100	2,421,406
3.63%, 2/15/53	982,500	971,293

U.S. Treasury Note
3.25%, 8/31/24	260,000	255,958
4.25%, 9/30/24	62,000	61,906
4.50%, 11/30/24	1,550,000	1,555,510
1.00%, 12/15/24	85,000	80,514
4.25%, 12/31/24	846,000	846,364
1.13%, 1/15/25	1,400,000	1,326,172
1.50%, 2/15/25	350,000	333,266
2.63%, 4/15/25	495,000	480,827
4.00%, 2/15/26	231,000	231,794
4.63%, 3/15/26	43,000	43,947
0.63%, 7/31/26	2,085,000	1,879,188
0.75%, 8/31/26	505,000	455,999
0.88%, 9/30/26	1,715,000	1,551,941
1.13%, 10/31/26	510,000	464,757
1.25%, 11/30/26	140,000	127,952
1.25%, 12/31/26	4,100,000	3,741,891
2.50%, 3/31/27††	325,000	310,121
2.75%, 4/30/27	155,000	149,242
2.63%, 5/31/27	144,000	137,931
3.25%, 6/30/27	295,000	289,630
3.13%, 8/31/27	260,600	254,665
4.13%, 9/30/27	1,122,100	1,142,087
4.13%, 10/31/27	908,300	924,869
3.88%, 11/30/27	352,200	355,529
3.88%, 12/31/27	313,600	316,601
3.50%, 1/31/28	995,200	989,136
4.00%, 2/29/28	2,500,000	2,542,773
1.25%, 3/31/28	44,000	39,198
1.25%, 6/30/28	265,000	234,939
1.50%, 11/30/28	195,000	173,794
2.38%, 3/31/29	53,000	49,435
2.63%, 7/31/29	125,000	118,105
4.00%, 10/31/29	318,000	325,403
3.88%, 11/30/29	271,000	275,436
3.88%, 12/31/29	196,300	199,689
3.50%, 2/15/33	2,022,300	2,023,880
Total U.S. Treasury Securities and Agency Bonds
(Cost - $40,199,898)		38,515,127

Corporate Bonds and Notes - 9.9%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc., 3.85%, 12/15/25(a)	$100,000	96,927

	Shares/ Principal	Fair Value

Aerospace & Defense (continued)
Lockheed Martin Corp., 4.85%, 9/15/41	$50,000	$48,435
Raytheon Technologies Corp., 3.95%, 8/16/25	150,000	148,168
		293,530
Agriculture - 0.3%
Philip Morris International, Inc.
5.13%, 11/17/27	170,000	173,830
5.63%, 11/17/29	115,000	119,929
5.13%, 2/15/30	285,000	287,991
5.75%, 11/17/32	280,000	293,641
5.38%, 2/15/33	215,000	219,544
		1,094,935
Airlines - 0.0%†
United Airlines 2016-1 Class AA Pass-Through Trust, 3.10%, 7/7/28	70,979	64,093
United Airlines 2018-1 Class B Pass Through Trust, 4.60%, 3/1/26	20,478	19,210
		83,303
Auto Manufacturers - 0.2%
Daimler Truck Finance North America LLC, 5.15%, 1/16/26(a)	150,000	150,507
Hyundai Capital America, 0.80%, 4/3/23(a)	375,000	375,000
Volkswagen Group of America Finance LLC, 3.35%, 5/13/25(a)	225,000	217,286
		742,793
Banks - 2.7%
Bank of America Corp.
1.73%, (SOFR + 0.96%), 7/22/27(b)	435,000	388,134
3.42%, (3 Month US Libor + 1.04%), 12/20/28(b)	11,000	10,225
2.65%, (SOFR + 1.22%), 3/11/32(b)	290,000	241,940
2.30%, (SOFR + 1.22%), 7/21/32(b)	45,000	36,251
Barclays PLC, 3.93%, (3 Month US Libor + 1.61%), 5/7/25(b)	355,000	345,248
BNP Paribas SA, 2.82%, (3 Month US Libor + 1.11%), 11/19/25(a),(b)	200,000	189,983
BPCE SA
5.70%, 10/22/23(a)	275,000	272,877
5.15%, 7/21/24(a)	600,000	588,254
Citigroup, Inc., 3.50%, 5/15/23	300,000	299,011
Credit Agricole SA
3.75%, 4/24/23(a)	250,000	249,698
3.25%, 10/4/24(a)	250,000	241,120
4.38%, 3/17/25(a)	200,000	192,151
Credit Suisse AG, 7.50%, 2/15/28	544,000	575,280
Danske Bank A/S
3.88%, 9/12/23(a)	200,000	198,303
5.38%, 1/12/24(a)	200,000	198,143

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Banks (continued)
1.62%, (US 1 Year CMT T-Note + 1.35%), 9/11/26(a),(b)	$435,000	$388,456
Deutsche Bank AG, 6.72%, (SOFR + 3.18%), 1/18/29(b)	170,000	168,670
Goldman Sachs Group, Inc. (The)
5.70%, 11/1/24	614,000	617,849
3.50%, 1/23/25	200,000	194,242
3.27%, (3 Month US Libor + 1.20%), 9/29/25(b)	375,000	363,654
1.43%, (SOFR + 0.80%), 3/9/27(b)	495,000	442,088
HSBC Holdings PLC, 7.39%, (SOFR + 3.35%), 11/3/28(b)	350,000	372,216
JPMorgan Chase & Co.
2.95%, 10/1/26	400,000	377,348
2.07%, (SOFR + 1.02%), 6/1/29(b)	10,000	8,644
2.58%, (SOFR + 1.25%), 4/22/32(b)	325,000	273,355
Manufacturers & Traders Trust Co., 4.70%, 1/27/28	301,000	281,692
Morgan Stanley
4.35%, 9/8/26	455,000	443,129
1.93%, (SOFR + 1.02%), 4/28/32(b)	210,000	165,115
2.51%, (SOFR + 1.20%), 10/20/32(b)	625,000	511,600
5.95%, (US 5 Year CMT T-Note + 2.43%), 1/19/38(b)	272,000	270,295
Santander Holdings USA, Inc., 6.50%, (SOFR + 2.36%), 3/9/29(b)	75,000	74,866
Standard Chartered PLC, 0.99%, (US 1 Year CMT T-Note + 0.78%), 1/12/25(a),(b)	260,000	249,796
Wells Fargo & Co.
3.00%, 2/19/25	150,000	144,419
4.90%, (SOFR + 2.10%), 7/25/33(b)	368,000	358,963
		9,733,015
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38	300,000	284,504

Biotechnology - 0.2%
Amgen, Inc.
5.25%, 3/2/30	140,000	142,979
5.60%, 3/2/43	313,000	321,497
4.40%, 5/1/45	350,000	308,468
		772,944
Building Materials - 0.0%†
Trane Technologies Financing Ltd., 5.25%, 3/3/33	140,000	144,603

Commercial Services - 0.1%
Ashtead Capital, Inc., 5.50%, 8/11/32(a)	200,000	196,350

	Shares/ Principal	Fair Value

Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	$411,000	$358,845
Aviation Capital Group LLC, 1.95%, 9/20/26(a)	410,000	354,550
Capital One Financial Corp., 4.20%, 10/29/25	105,000	97,800
Intercontinental Exchange, Inc.
4.00%, 9/15/27	411,000	406,079
4.35%, 6/15/29	701,000	691,924
		1,909,198
Electric - 1.7%
Alabama Power Co., 1.45%, 9/15/30	30,000	24,035
Appalachian Power Co., 3.40%, 6/1/25	200,000	193,592
CMS Energy Corp., 4.75%, (US 5 Year CMT T-Note + 4.12%), 6/1/50(b)	202,000	174,524
Dominion Energy South Carolina, Inc., 6.63%, 2/1/32	80,000	90,116
Dominion Energy, Inc.
3.38%, 4/1/30	5,000	4,525
5.38%, 11/15/32	59,000	60,425
4.35%, (US 5 Year CMT T-Note + 3.20%), 4/15/71(b)	195,000	161,314
Duke Energy Corp.
3.75%, 4/15/24	225,000	222,376
2.65%, 9/1/26	70,000	65,415
4.50%, 8/15/32	572,000	552,808
5.00%, 8/15/52	75,000	69,539
Florida Power & Light Co.
5.05%, 4/1/28	45,000	46,456
5.10%, 4/1/33	180,000	186,342
5.30%, 4/1/53	85,000	89,888
Georgia Power Co.
4.70%, 5/15/32	1,258,000	1,245,100
4.75%, 9/1/40	65,000	59,804
5.13%, 5/15/52	165,000	160,805
ITC Holdings Corp., 4.95%, 9/22/27(a)	120,000	120,602
Metropolitan Edison Co., 5.20%, 4/1/28(a)	15,000	15,140
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	40,000	40,672
Niagara Mohawk Power Corp., 1.96%, 6/27/30(a)	335,000	271,617
Oglethorpe Power Corp., 6.19%, 1/1/31(a)	100,000	101,897
Pacific Gas and Electric Co.
5.90%, 6/15/32	200,000	199,664
6.15%, 1/15/33	439,000	450,365
4.50%, 7/1/40	261,175	213,990
6.70%, 4/1/53	85,000	87,175

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Electric (continued)
Pennsylvania Electric Co., 5.15%, 3/30/26(a)	$10,000	$10,036
PPL Electric Utilities Corp., 5.25%, 5/15/53	175,000	180,326
SCE Recovery Funding LLC
0.86%, 11/15/31	103,959	88,396
1.94%, 5/15/38	50,000	36,795
2.51%, 11/15/43	30,000	20,589
Sempra Energy, 4.13%, (US 5 Year CMT T-Note + 2.87%), 4/1/52(b)	251,000	201,278
Southern California Edison Co.
3.70%, 8/1/25	45,000	43,820
4.00%, 4/1/47	50,000	40,877
Southern Co. (The), 2.95%, 7/1/23	290,000	288,234
Texas Electric Market Stabilization Funding N LLC, 4.27%, 8/1/34(a)	360,869	349,127
		6,167,664
Entertainment - 0.2%
Warnermedia Holdings, Inc., 4.05%, 3/15/29(a)	816,000	757,863

Food - 0.1%
Sigma Alimentos SA de CV, 4.13%, 5/2/26(a)	240,000	228,989

Gas - 0.4%
Boston Gas Co., 3.15%, 8/1/27(a)	60,000	54,647
CenterPoint Energy Resources Corp.
5.25%, 3/1/28	416,000	426,138
5.40%, 3/1/33	560,000	578,597
Eastern Energy Gas Holdings LLC, 3.60%, 12/15/24	84,000	81,717
KeySpan Gas East Corp., 2.74%, 8/15/26(a)	275,000	251,448
NiSource, Inc., 5.25%, 3/30/28	97,000	98,589
Southern California Gas Co., 2.95%, 4/15/27	75,000	70,191
		1,561,327
Healthcare-Services - 0.3%
Aetna, Inc., 2.80%, 6/15/23	210,000	209,000
Bon Secours Mercy Health, Inc.
3.56%, 8/1/27	270,000	254,267
2.10%, 6/1/31	135,000	109,346
Children's Hospital/DC, 2.93%, 7/15/50	85,000	56,126
CommonSpirit Health
4.20%, 8/1/23	105,000	104,494
4.19%, 10/1/49	5,000	4,087
Dignity Health, 3.81%, 11/1/24	92,000	90,418
Memorial Sloan-Kettering Cancer Center, 2.96%, 1/1/50	20,000	14,078
Toledo Hospital (The), 5.75%, 11/15/38	75,000	73,107

	Shares/ Principal	Fair Value

Healthcare-Services (continued)
UnitedHealth Group, Inc.
4.20%, 5/15/32	$135,000	$132,110
4.75%, 5/15/52	20,000	19,383
		1,066,416
Insurance - 0.3%
Allstate Corp. (The), 5.25%, 3/30/33	100,000	101,032
American International Group, Inc., 3.40%, 6/30/30	120,000	107,543
Athene Global Funding, 2.50%, 3/24/28(a)	650,000	546,781
Northwestern Mutual Life Insurance Co. (The), 3.63%, 9/30/59(a)	30,000	21,961
Principal Financial Group, Inc., 3.40%, 5/15/25	150,000	145,510
		922,827
Lodging - 0.2%
Genting New York LLC / GENNY Capital, Inc., 3.30%, 2/15/26(a)	600,000	534,100

Oil & Gas - 0.7%
BP Capital Markets America, Inc., 4.81%, 2/13/33	725,000	735,675
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T-Note + 4.40%), 12/22/69(b)	156,000	141,765
Equinor ASA, 3.00%, 4/6/27	610,000	578,574
Hess Corp., 7.30%, 8/15/31	460,000	512,383
Var Energi ASA, 8.00%, 11/15/32(a)	350,000	372,502
		2,340,899
Pharmaceuticals - 0.1%
CVS Health Corp., 5.25%, 2/21/33	197,000	200,441

Pipelines - 0.4%
Eastern Gas Transmission & Storage, Inc., 3.60%, 12/15/24	41,000	39,886
EIG Pearl Holdings Sarl, 3.55%, 8/31/36(a)	389,000	332,307
Energy Transfer LP, 7.60%, 2/1/24	90,000	90,863
Enterprise Products Operating LLC, 5.35%, 1/31/33	457,000	473,163
Gray Oak Pipeline LLC
2.60%, 10/15/25(a)	144,000	133,366
3.45%, 10/15/27(a)	25,000	22,643
Greensaif Pipelines Bidco Sarl
6.13%, 2/23/38(a)	250,000	257,446
6.51%, 2/23/42(a)	200,000	210,441
		1,560,115
REITS - 0.3%
American Tower Trust #1, 5.49%, 3/15/28(a)	505,000	509,273
CubeSmart LP, 2.25%, 12/15/28	265,000	226,945

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

REITS (continued)
SBA Tower Trust
2.84%, 1/15/25(a)	$100,000	$94,651
1.88%, 1/15/26(a)	95,000	85,872
1.63%, 11/15/26(a)	115,000	100,186
VICI Properties LP / VICI Note Co., Inc., 4.13%, 8/15/30(a)	115,000	101,578
		1,118,505
Semiconductors - 0.3%
Intel Corp.
5.63%, 2/10/43	323,000	330,528
5.70%, 2/10/53	190,000	193,261
Microchip Technology, Inc., 0.97%, 2/15/24	530,000	508,816
		1,032,605
Telecommunications - 0.3%
AT&T, Inc.
2.55%, 12/1/33	266,000	213,889
4.30%, 12/15/42	45,000	39,114
3.85%, 6/1/60	33,000	24,619
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 3/20/25(a)	205,000	203,377
Verizon Communications, Inc., 2.36%, 3/15/32	499,000	409,166
		890,165
Trucking & Leasing - 0.4%
DAE Funding LLC, 1.55%, 8/1/24(a)	500,000	470,097
Penske Truck Leasing Co. LP / PTL Finance Corp.
2.70%, 11/1/24(a)	110,000	105,210
3.95%, 3/10/25(a)	345,000	335,025
5.70%, 2/1/28(a)	340,000	342,804
5.55%, 5/1/28(a)	215,000	214,439
		1,467,575
Total Corporate Bonds and Notes
(Cost - $36,203,201)		35,104,666

Agency Mortgage Backed Securities - 8.1%
Federal Home Loan Mortgage Corporation - 0.2%
Freddie Mac Gold Pool
3.00%, 9/1/28	2,328	2,247
2.50%, 10/1/28	4,693	4,462
2.50%, 12/1/31	30,006	28,289
3.50%, 11/1/34	30,302	29,785
3.00%, 2/1/43	18,823	17,777
3.50%, 10/1/43	9,139	8,684
4.00%, 8/1/44	5,455	5,334
3.00%, 11/1/46	538,412	482,898

	Shares/ Principal	Fair Value

Federal Home Loan Mortgage Corporation (continued)
3.00%, 12/1/46	$145,981	$130,958
		710,434
Federal National Mortgage Association - 5.9%
Fannie Mae Pool
2.50%, 4/1/28	6,878	6,539
3.00%, 10/1/28	4,147	4,003
2.50%, 2/1/30	13,207	12,524
2.50%, 6/1/30	40,659	38,542
2.50%, 10/1/31	77,548	73,115
2.50%, 12/1/31	30,733	28,974
2.50%, 2/1/41	70,061	62,315
2.00%, 4/1/41	149,746	128,522
2.00%, 5/1/41	167,613	143,864
2.00%, 7/1/41	318,429	273,324
2.00%, 10/1/41	154,150	132,305
2.00%, 10/1/41	135,912	116,663
1.50%, 11/1/41	339,415	278,493
3.00%, 7/1/43	28,541	26,216
4.00%, 11/1/43	11,057	11,094
3.00%, 1/1/46	111,686	100,577
4.00%, 1/1/46	146,487	142,841
4.00%, 2/1/46	154,877	151,032
3.00%, 10/1/46	765,652	686,595
3.50%, 4/1/50	589,448	551,759
2.50%, 7/1/50	334,311	291,488
3.00%, 7/1/50	292,126	264,817
2.00%, 11/1/50	318,331	263,899
2.00%, 12/1/50	337,144	279,499
2.00%, 2/1/51	77,362	64,209
2.00%, 4/1/51	183,354	152,165
2.50%, 5/1/51	1,466,219	1,272,729
3.50%, 7/1/51	978,060	919,625
2.50%, 8/1/51	1,004,966	877,034
2.00%, 9/1/51	215,283	180,265
3.00%, 10/1/51	645,545	584,926
2.50%, 11/1/51	692,787	607,155
2.50%, 12/1/51	372,946	322,384
2.50%, 1/1/52	390,614	339,014
4.50%, 7/1/52	482,499	472,866
4.00%, 8/1/52	232,211	221,832
4.00%, 9/1/52	371,007	354,667
4.00%, 10/1/52	231,781	221,601
5.50%, 10/1/52	474,999	482,404
Federal National Mortgage Association
3.50%, 4/1/38(c)	125,000	120,742
4.00%, 4/1/38(c)	415,000	408,062
4.50%, 4/1/53(c)	1,650,000	1,615,195
5.00%, 4/1/53(c)	920,000	916,982

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Federal National Mortgage Association (continued)
Freddie Mac Pool
2.50%, 7/1/41	$226,198	$201,181
2.00%, 11/1/41	266,120	228,398
2.50%, 2/1/42	514,775	453,826
2.50%, 1/1/51	265,906	231,813
2.00%, 2/1/51	142,163	117,656
2.00%, 3/1/51	594,835	492,314
2.00%, 5/1/51	2,363,734	1,960,758
2.00%, 5/1/51	134,769	111,856
2.50%, 7/1/51	738,470	642,108
3.00%, 10/1/51	552,146	501,330
2.00%, 4/1/52	1,346,135	1,123,613
4.50%, 8/1/52	482,500	472,872
5.00%, 8/1/52	235,000	234,764
5.00%, 1/1/53	235,000	234,508
		21,209,854
Government National Mortgage Association - 2.0%
Ginnie Mae
3.00%, 4/20/53(c)	230,000	209,012
3.50%, 4/20/53(c)	845,000	791,395
4.00%, 4/20/53(c)	460,000	442,391
Ginnie Mae II Pool
3.00%, 12/20/42	14,452	13,489
3.50%, 7/20/43	15,354	14,678
4.00%, 12/20/44	4,987	4,919
4.00%, 8/20/48	13,009	12,870
4.00%, 9/20/48	29,215	28,605
4.00%, 10/20/48	12,630	12,367
3.00%, 11/20/49	166,520	152,924
2.00%, 1/20/51	207,901	176,870
2.00%, 2/20/51	182,968	155,403
2.50%, 3/20/51	205,486	180,783
2.00%, 7/20/51	240,456	204,553
3.00%, 7/20/51	699,064	638,078
2.50%, 8/20/51	787,359	692,650
2.50%, 10/20/51	464,990	409,052
2.00%, 11/20/51	543,675	461,725
3.50%, 1/20/52	165,419	154,909
3.00%, 3/20/52	304,416	276,643
3.50%, 3/20/52	424,985	397,959
4.00%, 4/20/52	176,054	169,279
4.00%, 5/20/52	498,946	479,887
3.50%, 7/20/52	339,596	317,964
4.50%, 8/20/52	350,000	345,268

	Shares/ Principal	Fair Value

Government National Mortgage Association (continued)
2.50%, 12/20/52	$377,163	$331,799
		7,075,472
Total Agency Mortgage Backed Securities
(Cost - $30,042,337)		28,995,760

Asset Backed and Commercial Backed Securities - 2.8%
Affirm Asset Securitization Trust 2020-Z1, 1.07%, 8/15/25 (a)	48,418	47,097
Affirm Asset Securitization Trust 2021-B, 1.03%, 8/17/26 (a)	195,000	188,739
Angel Oak Mortgage Trust 2019-6, 2.62%, 11/25/59 (a),(d)	14,489	13,734
Banc of America Commercial Mortgage Trust 2015-UBS7, 3.71%, 9/15/48	155,000	147,546
BFLD Trust 2020-OBRK, 6.99%, (1 Month US Libor + 2.16%), 11/15/28 (a),(b)	180,000	179,029
BX Trust 2021-ARIA, 5.98%, (1 Month US Libor + 1.30%), 10/15/36 (a),(b)	360,000	338,440
BX Trust 2021-LGCY, 5.19%, (1 Month US Libor + 0.51%), 10/15/36 (a),(b)	815,000	772,543
BXHPP Trust 2021-FILM
5.33%, (1 Month US Libor + 0.65%), 8/15/36(a),(b)	185,000	173,558
5.58%, (1 Month US Libor + 0.90%), 8/15/36(a),(b)	155,000	141,851
Castlelake Aircraft Structured Trust 2019-1A, 3.97%, 4/15/39 (a)	149,242	132,628
CF Hippolyta Issuer LLC 2021 -1A, 1.53%, 3/15/61 (a)	94,565	83,691
CFMT 2021-AL1 LLC, 1.39%, 9/22/31 (a)	353,808	339,774
Citigroup Commercial Mortgage Trust 2019-SMRT, 4.15%, 1/10/36 (a)	100,000	97,982
Connecticut Avenue Security Trust 2021-R01, 6.11%, (SOFR + 1.55%), 10/25/41 (a),(b)	70,000	68,016
Credit Suisse First Boston Mortgage Securities Corp., 4.50%, 7/25/20	4,641	4,004
Fannie Mae Connecticut Avenue Securities, 9.75%, (1 Month US Libor + 4.90%), 11/25/24 (b)	38,383	39,856
Fannie Mae REMICS
3.00%, 4/25/43	222,109	206,198
3.50%, 6/25/44	56,101	53,905
3.00%, 1/25/45	197,794	184,250
3.00%, 1/25/45	121,640	109,863

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
3.00%, 12/25/45	$234,146	$218,022
1.50%, 10/25/49	229,105	184,104
3.00%, 12/25/54	359,468	345,575
Fannie Mae-Aces
4.99%, (1 Month US Libor + 0.40%), 10/25/24(b)	17,353	17,301
2.39%, 10/25/36(d)	383,390	311,149
Flagstar Mortgage Trust 2018-3INV, 4.00%, 5/25/48 (a),(d)	75,283	69,943
Flagstar Mortgage Trust 2021-9INV, 2.00%, 9/25/41 (a),(d)	159,850	133,848
Ford Credit Auto Lease Trust 2021-A, 0.78%, 9/15/25	130,000	128,620
Ford Credit Auto Owner Trust 2021-REV1, 1.61%, 10/17/33 (a)	100,000	90,596
Freddie Mac Multifamily Structured Pass Through Certificates
2.40%, 3/25/32	280,000	241,584
3.71%, 9/25/32(d)	104,000	99,583
2.36%, 10/25/36	245,000	196,125
Freddie Mac REMICS
4.00%, 9/15/41	206,091	202,064
1.75%, 9/15/42	257,923	238,465
1.50%, 10/15/42	20,801	18,579
3.00%, 6/15/45	260,231	247,620
3.00%, 7/15/47	178,547	165,987
4.00%, 7/15/48	145,064	138,605
2.00%, 7/25/50	436,573	390,421
Freddie Mac STACR REMIC Trust 2020-DNA5, 7.36%, (SOFR + 2.80%), 10/25/50 (a),(b)	96,752	97,927
Freddie Mac Structured Agency Credit Risk Debt Notes, 5.36%, (SOFR + 0.80%), 8/25/33 (a),(b)	4,384	4,378
Government National Mortgage Association
5.17%, (1 Month US Libor + 0.60%), 5/20/65(b)	44,022	43,844
5.19%, (1 Month US Libor + 0.62%), 8/20/65(b)	49,402	49,115
5.27%, (1 Month US Libor + 0.70%), 10/20/65(b)	90	87
5.57%, (1 Month US Libor + 1.00%), 12/20/65(b)	43,896	43,765
GSR Mortgage Loan Trust 2005-AR6, 4.05%, 9/25/35 (d)	3,798	3,673
Home Partners of America Trust 2021-2, 2.30%, 12/17/26 (a)	329,204	295,359
Horizon Aircraft Finance III Ltd., 3.43%, 11/15/39 (a)	222,449	177,197

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Life 2021-BMR Mortgage Trust, 5.64%, (1 Month US Libor + 0.81%), 3/15/38 (a),(b)	$98,297	$95,391
METLIFE SECURITIZATION TRUST, 3.00%, 4/25/55 (a),(d)	46,782	43,757
Mill City Mortgage Loan Trust 2017-3, 2.75%, 1/25/61 (a),(d)	28,153	27,144
New Economy Assets Phase 1 Sponsor, LLC, 2.41%, 10/20/61 (a)	120,000	102,151
New Residential Mortgage Loan Trust 2019-RPL3, 2.75%, 7/25/59 (a),(d)	48,817	45,481
SCF Equipment Leasing 2021-1 LLC, 0.83%, 8/21/28 (a)	392,821	376,584
Seasoned Credit Risk Transfer Trust Series 2019-3, 3.50%, 10/25/58	99,895	96,773
Seasoned Credit Risk Transfer Trust Series 2021-1, 2.50%, 9/25/60	572,099	524,540
SFAVE Commercial Mortgage Securities Trust 2015-5AVE, 4.14%, 1/5/43 (a),(d)	100,000	74,121
SoFi Consumer Loan Program 2021-1 Trust, 0.49%, 9/25/30 (a)	26,818	26,293
SREIT Trust 2021-MFP, 5.76%, (1 Month US Libor + 1.08%), 11/15/38 (a),(b)	415,000	393,197
Structured Adjustable Rate Mortgage Loan Trust
5.19%, 2/25/34(d)	2,535	2,464
5.01%, 9/25/34(d)	2,138	2,088
Texas Natural Gas Securitization Finance Corp.
5.10%, 4/1/35	190,000	195,178
5.17%, 4/1/41	145,000	153,393
Towd Point Mortgage Trust 2017-2, 2.75%, 4/25/57 (a),(d)	4,945	4,864
Towd Point Mortgage Trust 2017-4, 2.75%, 6/25/57 (a),(d)	51,744	48,966
Towd Point Mortgage Trust 2018-1, 3.00%, 1/25/58 (a),(d)	19,708	18,932
Wells Fargo Commercial Mortgage Trust 2015-NXS1, 3.15%, 5/15/48	250,000	237,628
Total Asset Backed and Commercial Backed Securities
(Cost - $10,689,282)		9,945,185

Municipal Bonds - 0.8%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, 6.90%, 12/1/40	75,000	86,615

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value
Municipal Bonds (continued)
Chicago Transit Authority Sales Tax Receipts Fund, 1.84%, 12/1/23	$100,000	$97,940
County of Sacramento CA, 5.73%, 8/15/23	91,896	92,035
Dallas Fort Worth International Airport
4.09%, 11/1/51	15,000	12,950
4.51%, 11/1/51	85,000	78,545
Golden State Tobacco Securitization Corp.
2.75%, 6/1/34	10,000	8,342
3.29%, 6/1/42	20,000	15,888
3.00%, 6/1/46	40,000	37,002
Illinois Municipal Electric Agency, 6.83%, 2/1/35	195,000	216,338
Kansas Development Finance Authority, 5.37%, 5/1/26	75,000	75,909
Metropolitan Transportation Authority
6.20%, 11/15/26	10,000	10,216
6.81%, 11/15/40	180,000	195,943
5.18%, 11/15/49	65,000	59,056
Municipal Electric Authority of Georgia, 6.64%, 4/1/57	232,000	254,272
New Jersey Transportation Trust Fund Authority, 2.55%, 6/15/23	30,000	29,852
New York State Urban Development Corp., 1.83%, 3/15/29	40,000	34,362
Philadelphia Authority for Industrial Development, 6.55%, 10/15/28	270,000	288,725
State of Illinois, 5.10%, 6/1/33	1,195,000	1,192,091
University of California, 1.61%, 5/15/30	20,000	16,627
Total Municipal Bonds
(Cost - $3,049,392)		2,802,708

Sovereign Debts - 0.1%
Qatar Government International Bond, 3.38%, 3/14/24 (a)	200,000	197,012
Saudi Government International Bond, 5.00%, 1/18/53 (a)	200,000	185,869
Total Sovereign Debts
(Cost - $387,647)		382,881

Exchange Traded Funds - 0.1%
Equity Funds - 0.1%
SPDR S&P 500 ETF TRUST (Cost - $194,986)	515	210,836

	Shares/ Principal	Fair Value
Short-Term Investments - 4.5%
Money Market Funds - 3.1%
Dreyfus Government Cash Management, 4.71%(e)	9,133,749	$9,133,749
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.72%(e)	1,883,942	1,883,942
Total Money Market Funds (Cost - $11,017,691)		11,017,691

U.S. Treasury Securities - 1.4%
U.S. Treasury Bill, 4.56%, 4/20/23 (Cost - $4,987,974)(f)	5,000,000	4,988,956
Total Short-Term Investments (Cost - $16,005,665)		16,006,647
Total Investments - 100.0%
(Cost - $291,526,350)		$355,679,840
Other Assets Less Liabilities - Net (0.0)%†		(157,561)
Total Net Assets - 100.0%		$355,522,279

*	Non-income producing security.
†	Represents less than 0.05%.
††	A portion of this investment is held as collateral for derivative investments.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2023, these securities amounted to $16,400,918 or 4.6% of net assets.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

(b)	Variable rate security. The rate shown is the rate in effect at period end.
(c)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(d)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Rate shown represents discount rate at the time of purchase.

ADR	-	American Depositary Receipt
CMT	-	Treasury Constant Maturity Rate
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
REMIC	-	Real Estate Mortgage Investment Conduit
SOFR	-	Secured Overnight Financing Rate

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 10 Year Note Future	JP Morgan Chase Bank	9	6/21/2023	$1,034,297	$(7,625)
U.S. 2 Year Note Future	JP Morgan Chase Bank	22	6/30/2023	4,541,969	50,352
U.S. 5 Year Note Future	JP Morgan Chase Bank	35	6/30/2023	3,832,773	83,109
					125,836
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	70	6/16/2023	6,347,250	(105,893)
S&P 500 E-Mini Future	Goldman Sachs & Co.	238	6/16/2023	49,239,225	(2,680,513)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	14	6/16/2023	3,541,580	(107,280)
U.S. 10 Year Ultra Future	JP Morgan Chase Bank	8	6/21/2023	969,125	(31,078)
					(2,924,764)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(2,798,928)